RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 2,195,738	$ 1,778,175
Ning Ding [Member]
Related Party Transaction [Line Items]
Total	2,003,851	1,497,596
Kai Huang [Member]
Related Party Transaction [Line Items]
Total	139,595	136,999
Ning Ding 1 [Member]
Related Party Transaction [Line Items]
Total		89,540
Zhong Jin Ke Fastener C O [Member]
Related Party Transaction [Line Items]
Total		51,320
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total		290
Kai Ding [Member]
Related Party Transaction [Line Items]
Total	$ 52,292	$ 2,430